Organization (Details)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Organization (Textual) [Abstract]
Minimum percentage of ownership by domestic citizens subsidiary in shipping business	75.00%	75.00%